Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 10,572.5
Ending balance	10,547.6	$ 10,572.5
Opening balance	6,957.9
Ending balance	7,608.5	6,957.9
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	60.6	59.9
Changes in fair value	(4.1)	0.7
Exchange variation	(0.6)
Ending balance	55.9	60.6
Opening balance		125.4
Additions	22.2
Changes in fair value	(9.7)	4.2
Reclassification	(33.7)
Reclassification from held for sale	129.6	$ (129.6)
Ending balance	$ 108.4